Finance Expense - Schedule of finance expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Interest and accretion on convertible loan	$ 169	$ 494
Interest on loans payable	72	107
Interest on term loan	47	44
Total	$ 288	$ 645